Financial Instruments (Details) - Schedule of Fair Value of the Financial Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Financial Assets and Liabilities [Line Items]
Financial liabilities Carrying Amount	$ 55,197	$ 81,616
Financial liabilities Fair Value	55,441	77,200
Assumed liabilities [Member]
Schedule of Fair Value of the Financial Assets and Liabilities [Line Items]
Financial liabilities Carrying Amount	46,375	61,016
Financial liabilities Fair Value	46,468	56,946
Bank loans [Member]
Schedule of Fair Value of the Financial Assets and Liabilities [Line Items]
Financial liabilities Carrying Amount		17,407
Financial liabilities Fair Value		17,071
Leases [Member]
Schedule of Fair Value of the Financial Assets and Liabilities [Line Items]
Financial liabilities Carrying Amount	8,822	3,193
Financial liabilities Fair Value	$ 8,973	$ 3,183